TAX EXEMPT BOND FUND OF AMERICA®
TAX EXEMPT BOND FUND OF AMERICA®
The Tax-Exempt Bond Fund of America® Prospectus Supplement (for prospectus dated October 1, 2016)

2.      The table under the heading “Average annual total returns” in the “Investment results” section in The Tax-Exempt Bond Fund of America summary portion of the prospectus is amended in its entirety to read as follows:

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Average Annual Returns - TAX EXEMPT BOND FUND OF AMERICA®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	(0.75%)	4.91%	4.00%	6.55%	Oct. 03, 1979
Class B	B Before taxes	(2.64%)	4.61%	3.78%	4.63%	Mar. 15, 2000
Class C	C Before taxes	1.31%	4.89%	3.57%	4.01%	Mar. 15, 2001
Class F-1	F-1 Before taxes	2.99%	5.59%	4.29%	4.51%	Mar. 15, 2001
Class F-2	F-2 Before taxes	3.24%	5.86%		5.23%	Aug. 01, 2008
After Taxes on Distributions | Class A	A After taxes on distributions	(0.75%)	4.91%	4.00%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	0.94%	4.63%	3.94%
Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.30%	5.35%	4.72%		Oct. 03, 1979
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.98%	5.57%	4.08%	6.41%	Oct. 03, 1979

Keep this supplement with your prospectus.